Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

Note 30. Subsequent events

In February 2025, the Company entered into an eight-year exclusive license agreement (the “MLB Agreement”) through the 2032 MLB season with MLB Advanced Media, L.P. (“MLB”) and its affiliates pursuant to which the Company will exclusively distribute ultra-low latency official MLB data, including MLB Statcast Data, across its global client network and audiovisual content to its international sports betting clients, commencing with the 2025 season. In consideration of the rights and benefits granted under the MLB Partnership Agreement, the Company has agreed to pay MLB relevant fees, including the applicable annual license fees. The Company also agreed that MLB shall be issued up to an aggregate of 1,855,724 Class A ordinary shares, subject to a vesting schedule until July 1, 2032, with the first tranche vesting upon execution of the MLB Agreement.

On March 19, 2025, the Company entered into a transaction agreement (the “IMGA Agreement”) with IMG Arena US Parent, LLC (“IMG ARENA”), WME IMG, LLC (“Seller”), OB Global Arena Holdings LLC and Endeavor Operating Company, LLC for the acquisition of 100% of the outstanding equity interests of IMG ARENA (the “IMGA Acquisition”). The IMGA Acquisition, which is currently expected to close in the fourth quarter of 2025, is subject to receipt of regulatory approvals and satisfaction of closing conditions, and would result in the acquisition by the Company of the liabilities and assets of IMG ARENA, including its global sports betting portfolio business. The Company believes the acquisition of the IMG ARENA portfolio will enhance its content and product offering and further strengthen its strategic position in the industry.

Under the terms of the IMGA Agreement, Seller will provide financial consideration totaling $225 million (subject to customary purchase price adjustments), comprised of $125 million (the “Direct Consideration”) paid to the Company and up to $100 million in cash prepayments to be made to certain sports rightsholders under contract with IMG ARENA. The Company will not be required to pay any financial consideration to Seller. With respect to the Direct Consideration, $25 million is payable at closing and the final $100 million is payable in equal payments on the first and second anniversaries of the closing (in each case subject to customary purchase price adjustments).